PGIM Jennison Utility Fund
Schedule of Investments as of February 28, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks
Electric Utilities 53.0%
Alliant Energy Corp.	544,897	$35,162,204
American Electric Power Co., Inc.	697,979	74,020,673
Constellation Energy Corp.	778,597	195,073,585
Entergy Corp.	2,400,582	209,594,815
Evergy, Inc.	1,753,921	120,862,696
Exelon Corp.	2,906,686	128,475,521
IDACORP, Inc.	258,821	30,517,584
NextEra Energy, Inc.	4,851,948	340,461,191
NRG Energy, Inc.	378,501	40,011,341
PG&E Corp.	9,873,255	161,328,987
Pinnacle West Capital Corp.	378,411	35,018,154
PPL Corp.	4,166,854	146,714,929
Southern Co. (The)	1,208,592	108,519,476
Xcel Energy, Inc.	1,595,484	115,034,396
		1,740,795,552
Gas Utilities 1.9%
Atmos Energy Corp.	229,307	34,884,474
Chesapeake Utilities Corp.	200,195	25,410,751
		60,295,225
Independent Power Producers & Energy Traders 7.0%
Talen Energy Corp.*(a)	364,251	75,745,995
Vistra Corp.	1,149,351	153,622,255
		229,368,250
Multi-Utilities 30.8%
Ameren Corp.	1,549,175	157,334,214
CenterPoint Energy, Inc.	4,339,453	149,190,394
CMS Energy Corp.	1,870,548	136,643,531
Dominion Energy, Inc.	1,244,966	70,489,975
DTE Energy Co.	551,305	73,709,479
NiSource, Inc.	3,884,488	158,525,955
Public Service Enterprise Group, Inc.	1,577,298	127,997,733
Sempra	1,937,396	138,659,432
		1,012,550,713
Oil & Gas Exploration & Production 0.2%
Venture Global, Inc. (Class A Stock)*(a)	507,915	7,664,437

PGIM Jennison Utility Fund
Schedule of Investments as of February 28, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Storage & Transportation 4.4%
Cheniere Energy, Inc.	376,418	$86,034,098
Targa Resources Corp.	290,919	58,684,181
		144,718,279
Renewable Electricity 1.7%
Drax Group PLC (United Kingdom)	7,392,000	56,720,220

Total Long-Term Investments (cost $2,000,530,858)		3,252,112,676

Short-Term Investments 1.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(wb)	27,870,486	27,870,486
PGIM Institutional Money Market Fund (7-day effective yield 4.544%) (cost $10,829,455; includes $10,660,875 of cash collateral for securities on loan)(b)(wb)	10,836,419	10,828,833

Total Short-Term Investments (cost $38,699,941)		38,699,319

TOTAL INVESTMENTS 100.2% (cost $2,039,230,799)		3,290,811,995
Liabilities in excess of other assets (0.2)%		(5,669,291)

Net Assets 100.0%		$3,285,142,704

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,231,975; cash collateral of $10,660,875 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2